Staff Costs - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Employee	Dec. 31, 2017 Employee	Dec. 31, 2016 USD ($) Employee
Analysis Of Income And Expense [Abstract]
Average employed on full-time equivalents	39.6	32.3	22.4
Employed on full-time equivalents	43.2	37.7	25.3
Gain on post-employment benefits | $	$ 162		$ 512